Asset retirement obligations - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset retirement obligations
Provisions, current liabilities	$ 1,394	$ 952
Provisions, non-current liabilities	7,027	5,748
Asset retirement obligations
Change in the provision for asset retirement obligations
Balance at beginning of the year	2,519	2,474
Additions	70	115
Settlements	(60)	(77)
Revisions on cash flows estimates	620	230
Translation adjustment	96	134
Effect of discontinued operations
Transfer to net assets held for sale	(77)	(357)
Balance at end of the year	3,168	2,519
Asset retirement obligations
Provisions, current liabilities	87	47
Provisions, non-current liabilities	$ 3,081	$ 2,472